Long-Term Debt (Details) - Schedule of Minimum Hedging Requirements - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Minimum Hedging Requirements [Abstract]
Senior notes	$ 396,780	$ 295,173
Unamortized debt discount and debt issue costs	(20,430)	(40,765)
Total term debt	376,350	254,408
Current portion of long-term debt	44,321	63,250
Long-term debt	$ 332,029	$ 191,158